UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sand Hill Advisors, Inc.
Address:  3000 Sand Hill Road
          Building 3, Suite 150
          Menlo Park, CA  94025

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all rquired items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Connie Robles
Titles: Manager, Corporate Administration
Phone:  (650) 854-9150
Signature, Place, and Date of Signing:

Connie Robles     Menlo Park, CA     February 14, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 93
Form 13F Information Table Value Total: $312,593


List of Other Included Manager:

No.    13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASYST Technologies, Inc.       COM              04648x107     6494    99050 SH       SOLE                                      99050
AT & T                         COM              001957109     3190    62782 SH       SOLE                    35302             27480
Abbott Labs                    COM              002824100     3374    92923 SH       SOLE                    47998             44925
Albertson's                    COM              013104104     3209    99500 SH       SOLE                    57300             42200
America Online                 COM              02364J104      202     2660 SH       SOLE                     1446              1214
American Home Products         COM              026609107      249     6344 SH       SOLE                                       6344
American Intl Grp              COM              026874107      549     5081 SH       SOLE                     4613               468
Amgen                          COM              031162100    10082   167850 SH       SOLE                   103650             64200
Apartment Investment & Mgmt Co COM              03748R101     5970   149940 SH       SOLE                    83215             66725
Aspect Development             COM              045234101     1067    15583 SH       SOLE                    15583
Bank of New York               COM              064057102      282     7040 SH       SOLE                                       7040
BankAmerica Corp               COM              06605F102      725    14454 SH       SOLE                     4297             10157
Bell Atlantic                  COM              077853109      264     4294 SH       SOLE                     1680              2614
Best Foods                     COM              08658u101      218     4154 SH       SOLE                                       4154
Biogen                         COM              090597105      406     4800 SH       SOLE                     4000               800
Bristol-Myers Squibb           COM              110122108      247     3844 SH       SOLE                                       3844
Broadcom Class B               COM              111320404    25255    92723 SH       SOLE                                      92723
Broadcom Corporation           COM              111320107    15117    55500 SH       SOLE                                      55500
Brocade Communications Systems COM              111621108      453     2560 SH       SOLE                                       2560
C-Cube Microsystems            COM              125015107     2643    42457 SH       SOLE                    42457
Celtrix Pharmaceuticals        COM              151186103       37    14500 SH       SOLE                    14500
Chemtrak                       COM              163877103        0    40116 SH       SOLE                    40116
Chevron                        COM              166751107      731     8435 SH       SOLE                     1000              7435
Cisco Systems                  COM              17275R102     2850    26605 SH       SOLE                    16512             10093
Coca Cola                      COM              191216100      248     4256 SH       SOLE                      620              3636
Cygnus Corp                    COM              232560102     6068   332512 SH       SOLE                                     332512
Dover Corp                     COM              260003108     6322   139318 SH       SOLE                    75210             64108
DuPont de Nemour               COM              263534109      203     3082 SH       SOLE                      382              2700
E TOYS                         COM              297862104       74    33929 SH       SOLE                                      33929
EMC Corp                       COM              268648102    12387   113380 SH       SOLE                    59350             54030
Elantec Semiconductor Inc      COM              284155108      466    14117 SH       SOLE                    14117
Enron                          COM              293561106     4294    96760 SH       SOLE                    56402             40358
Exxon Mobil Corporation        COM              30231g102     6092    75613 SH       SOLE                    39623             35990
Fedl Natl Mort Assn            COM              313586109      453     7250 SH       SOLE                     3250              4000
Flextronics                    COM              339383101     2154    46822 SH       SOLE                    38500              8322
Fusion Medical                 COM              361128101     2769   212995 SH       SOLE                   212995
GATX                           COM              361448103     1696    50250 SH       SOLE                    22650             27600
GTE                            COM              362320103      793    11233 SH       SOLE                     7755              3478
General Electric               COM              369604103     1614    10431 SH       SOLE                     6490              3941
Halliburton                    COM              406216101      284     7060 SH       SOLE                     4860              2200
Hewlett Packard                COM              428236103     1011     8888 SH       SOLE                     4257              4631
Home Depot                     COM              437076102      274     3990 SH       SOLE                      675              3315
IBM                            COM              459200101     1368    12677 SH       SOLE                     1927             10750
Intel                          COM              458140100    12659   153785 SH       SOLE                    81764             72021
Johnson & Johnson              COM              478160104     5262    56434 SH       SOLE                    33886             22548
Johnson Controls               COM              478366107     7368   129540 SH       SOLE                    71090             58450
Legato Systems                 COM              524651106      232     3368 SH       SOLE                     3368
Leggett & Platt                COM              524660107     6681   311650 SH       SOLE                   174050            137600
Lucent Technology              COM              549463107     1522    20299 SH       SOLE                    19373               926
MBIA Inc                       COM              55262c100     5648   106950 SH       SOLE                    60550             46400
MCI WorldCom Inc               COM              55268b106     7460   140587 SH       SOLE                    76725             63862
MGIC Investment Corp           COM              552848103     5611    93225 SH       SOLE                    55100             38125
Merck                          COM              589331107      913    13590 SH       SOLE                      200             13390
Microsoft                      COM              594918104     5236    44851 SH       SOLE                    24882             19969
Morgan Stanley, Dean Witter, D COM              617446448      335     2344 SH       SOLE                       14              2330
NVIDIA Corporation             COM              67066g104      660    14070 SH       SOLE                    14070
Nabors Industries              COM              629568106     3650   117970 SH       SOLE                    71670             46300
Netro Corporation              COM              64114r109    10205   200100 SH       SOLE                      100            200000
Network Appliance              COM              64120l104     3279    39477 SH       SOLE                    39327               150
Newell Rubbermaid              COM              651229106     2488    85788 SH       SOLE                    43850             41938
Omnicom Group                  COM              681919106      220     2200 SH       SOLE                     2200
Oracle Systems                 COM              68389X105      238     2125 SH       SOLE                                       2125
Pepsico                        COM              713448108     5569   158000 SH       SOLE                    88600             69400
Pfizer                         COM              717081103     1153    35535 SH       SOLE                    21000             14535
Physiometrix Inc               COM              718928104       34    10000 SH       SOLE                                      10000
Procter & Gamble               COM              742718109     1556    14206 SH       SOLE                     6080              8126
Redback Networks Inc           COM              757209101     1897    10688 SH       SOLE                    10688
Regions Financial              COM              758940100     3179   126510 SH       SOLE                    70560             55950
SBC Communications             COM              78387G103     5693   116775 SH       SOLE                    65118             51657
Sangstat Med Corp              COM              801003104     1346    45243 SH       SOLE                    45243
Schering Plough                COM              806605101     6506   153535 SH       SOLE                    74860             78675
Schlumberger                   COM              806857108     4382    78075 SH       SOLE                    46600             31475
Schwab Charles New             COM              808513105      600    15698 SH       SOLE                                      15698
Servicemaster                  COM              81760N109     1332   108160 SH       SOLE                    59738             48422
Sun Microsystems               COM              866810104    13505   174398 SH       SOLE                    90574             83824
Sungard Data Systems           COM              867363103     4517   190209 SH       SOLE                   111209             79000
Texas Instruments              COM              882508104      223     2310 SH       SOLE                     2310
Transocean Sedco Forex Inc     COM              G90076103      573    17015 SH       SOLE                    10922              6094
Vantive Corp                   COM              922091103      435    24000 SH       SOLE                                      24000
Venator                        COM              922944103      140    20000 SH       SOLE                    20000
W W Grainger                   COM              384802104     5806   121425 SH       SOLE                    68675             52750
Wal Mart Stores                COM              931142103      200     2900 SH       SOLE                                       2900
Walgreen                       COM              931422109     2140    73170 SH       SOLE                    40720             32450
Warner Lambert                 COM              934488107      681     8315 SH       SOLE                                       8315
Whole Foods Market             COM              966837106     6566   141580 SH       SOLE                    77555             64025
Williams Communications Grp, I COM              969455104     1401    48400 SH       SOLE                    35900             12500
Xilinx Incorporated            COM              983919101      299     6570 SH       SOLE                                       6570
Yahoo!                         COM              984332106     3321     7675 SH       SOLE                     7485               190
BP Amoco PLC (UK)              FRGN             055622104     4638    78190 SH       SOLE                    46464             31726
Elan Corp PLC ADR (IRE)        FRGN             284131208     5183   175708 SH       SOLE                   106106             69602
HSBC Holdings PLC ADR (HK)NEW  FRGN             404280406     2922    40935 SH       SOLE                    27400             13535
Panamerican Beverages          FRGN             p74823108     2574   125160 SH       SOLE                    57400             67760
Sony Corp ADR New (JPN)        FRGN             835699307    12372    43450 SH       SOLE                    25600             17850